Quarterly Holdings Report
for
Fidelity® Growth Discovery Fund
March 31, 2025
CII-NPRT3-0525
1.799853.121
Common Stocks - 97.9%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (b)	229,554	5,766,396
Pharmaceuticals - 0.5%
UCB SA	171,000	30,092,850
TOTAL BELGIUM		35,859,246
BRAZIL - 1.4%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (b)	31,141	60,752,043
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	1,899,100	18,953,018
TOTAL BRAZIL		79,705,061
CANADA - 1.2%
Information Technology - 1.2%
IT Services - 1.2%
Shopify Inc Class A (United States) (b)	684,800	65,384,704
CHINA - 4.6%
Communication Services - 1.2%
Interactive Media & Services - 1.2%
Tencent Holdings Ltd	1,095,400	69,991,628
Consumer Discretionary - 3.4%
Automobiles - 1.1%
BYD Co Ltd H Shares	1,223,372	61,947,311
Broadline Retail - 0.7%
PDD Holdings Inc Class A ADR (b)	313,300	37,079,055
Hotels, Restaurants & Leisure - 1.6%
Meituan B Shares (b)(c)(d)	1,768,200	35,580,551
Trip.com Group Ltd ADR	828,712	52,689,509
		88,270,060
TOTAL CONSUMER DISCRETIONARY		187,296,426

TOTAL CHINA		257,288,054
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	84,960	6,090,339
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	228,683	20,823,874
ISRAEL - 1.2%
Health Care - 0.4%
Biotechnology - 0.0%
Gamida Cell Ltd (e)	993,684	10
Gamida Cell Ltd warrants 4/21/2028 (b)(e)(f)	182,600	2
		12
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (b)	1,630,673	25,063,444
TOTAL HEALTH CARE		25,063,456

Information Technology - 0.8%
IT Services - 0.8%
Wix.com Ltd (b)	250,300	40,894,014
TOTAL ISRAEL		65,957,470
JAPAN - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	478,793	21,934,255
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
BE Semiconductor Industries NV	235,363	24,233,301
TAIWAN - 2.7%
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
eMemory Technology Inc	73,757	5,176,871
Taiwan Semiconductor Manufacturing Co Ltd ADR	885,601	147,009,766

TOTAL TAIWAN		152,186,637
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Games Workshop Group PLC	66,300	11,981,459
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	94,567	2,805,803
Industrials - 0.4%
Professional Services - 0.4%
RELX PLC ADR	339,571	17,117,774
TOTAL UNITED KINGDOM		31,905,036
UNITED STATES - 84.4%
Communication Services - 8.0%
Entertainment - 1.3%
Live Nation Entertainment Inc (b)	226,034	29,515,520
ROBLOX Corp Class A (b)	749,500	43,688,355
		73,203,875
Interactive Media & Services - 6.7%
Alphabet Inc Class A	1,654,668	255,877,860
Epic Games Inc (b)(e)(g)	2,244	1,434,656
Meta Platforms Inc Class A	205,836	118,635,637
		375,948,153
TOTAL COMMUNICATION SERVICES		449,152,028

Consumer Discretionary - 15.3%
Broadline Retail - 10.6%
Amazon.com Inc (b)	3,123,712	594,317,445
Savers Value Village Inc (b)(f)	645,502	4,453,964
		598,771,409
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	30,511	9,474,885
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	560,077	66,906,799
Carnival Corp (b)	535,500	10,458,315
Kura Sushi USA Inc Class A (b)(f)	118,541	6,069,299
Starbucks Corp	250,500	24,571,545
		108,005,958
Household Durables - 0.3%
Blu Homes Inc (b)(e)(g)	3,320,224	1,029
TopBuild Corp (b)	56,759	17,308,657
		17,309,686
Specialty Retail - 2.3%
Floor & Decor Holdings Inc Class A (b)	137,302	11,048,692
Lowe's Cos Inc	501,907	117,059,770
		128,108,462
TOTAL CONSUMER DISCRETIONARY		861,670,400

Consumer Staples - 1.8%
Beverages - 0.7%
Constellation Brands Inc Class A	228,700	41,971,024
Personal Care Products - 1.1%
Estee Lauder Cos Inc/The Class A	916,400	60,482,400
TOTAL CONSUMER STAPLES		102,453,424

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy Inc	288,779	66,823,461
Range Resources Corp	817,302	32,634,868
		99,458,329
Financials - 10.9%
Banks - 0.4%
Huntington Bancshares Inc/OH	764,900	11,481,149
M&T Bank Corp	63,200	11,297,000
		22,778,149
Capital Markets - 1.4%
Intercontinental Exchange Inc	369,451	63,730,298
Morgan Stanley	120,600	14,070,402
		77,800,700
Consumer Finance - 0.9%
Capital One Financial Corp	293,246	52,579,008
Financial Services - 6.2%
Mastercard Inc Class A	276,744	151,688,921
Rocket Cos Inc Class A (f)	882,646	10,653,537
Toast Inc Class A (b)	1,203,967	39,935,585
Visa Inc Class A	417,112	146,181,072
		348,459,115
Insurance - 2.0%
Arthur J Gallagher & Co	326,929	112,868,968
TOTAL FINANCIALS		614,485,940

Health Care - 14.0%
Biotechnology - 3.7%
Adamas Pharmaceuticals Inc rights (b)(e)	678,800	6,788
Adamas Pharmaceuticals Inc rights (b)(e)	678,800	7
Alnylam Pharmaceuticals Inc (b)	221,049	59,687,651
Arcellx Inc (b)	28,491	1,869,010
Beam Therapeutics Inc (b)(f)	302,162	5,901,224
Biogen Inc (b)	121,200	16,585,008
Blueprint Medicines Corp (b)(f)	20,114	1,780,290
Cytokinetics Inc (b)	111,099	4,465,069
Exact Sciences Corp (b)	1,097,219	47,498,611
Gilead Sciences Inc	483,782	54,207,773
Hookipa Pharma Inc (b)	45,078	48,684
Janux Therapeutics Inc (b)	54,327	1,466,829
Krystal Biotech Inc (b)	17,152	3,092,506
Moderna Inc (b)	212,647	6,028,542
Seres Therapeutics Inc (b)	159,614	111,746
Synlogic Inc (b)	29,260	36,282
Vor BioPharma Inc (b)	244,770	175,622
XOMA Royalty Corp (b)	145,367	2,897,164
		205,858,806
Health Care Equipment & Supplies - 4.2%
Align Technology Inc (b)	157,913	25,086,059
Boston Scientific Corp (b)	1,779,378	179,503,653
Ceribell Inc	59,300	1,139,153
Glaukos Corp (b)	129,341	12,729,741
Penumbra Inc (b)	65,392	17,486,475
Pulmonx Corp (b)	101,816	685,221
RxSight Inc (b)	27,759	700,915
		237,331,217
Health Care Providers & Services - 0.7%
HealthEquity Inc (b)	472,483	41,753,323
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	73,500	17,024,805
Life Sciences Tools & Services - 1.1%
10X Genomics Inc Class A (b)	274,716	2,398,271
Bio-Techne Corp	147,315	8,637,078
Bruker Corp	247,391	10,326,100
Codexis Inc (b)	578,974	1,557,440
Danaher Corp	109,817	22,512,485
MaxCyte Inc (United States) (b)(f)	494,035	1,348,716
Thermo Fisher Scientific Inc	26,900	13,385,440
		60,165,530
Pharmaceuticals - 4.0%
Aclaris Therapeutics Inc (b)	88,595	135,550
Eli Lilly & Co	195,856	161,759,430
Royalty Pharma PLC Class A	2,037,000	63,411,810
Zevra Therapeutics Inc (b)(f)	358,870	2,687,936
		227,994,726
TOTAL HEALTH CARE		790,128,407

Industrials - 7.6%
Aerospace & Defense - 1.2%
GE Aerospace	348,477	69,747,672
Loar Holdings Inc (f)	5,267	372,113
		70,119,785
Building Products - 0.0%
Simpson Manufacturing Co Inc	16,199	2,544,539
Electrical Equipment - 1.0%
GE Vernova Inc	186,907	57,058,969
Ground Transportation - 0.3%
Uber Technologies Inc (b)	209,890	15,292,585
Machinery - 2.4%
Deere & Co	160,579	75,367,754
Ingersoll Rand Inc	344,793	27,593,784
Westinghouse Air Brake Technologies Corp	161,161	29,226,547
		132,188,085
Professional Services - 2.2%
Equifax Inc	385,107	93,796,661
KBR Inc	193,555	9,640,975
UL Solutions Inc Class A (f)	372,166	20,990,162
		124,427,798
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc (United Kingdom)	169,718	26,768,377
TOTAL INDUSTRIALS		428,400,138

Information Technology - 22.6%
Electronic Equipment, Instruments & Components - 0.7%
Flex Ltd (b)	547,982	18,127,244
Jabil Inc	145,059	19,738,178
		37,865,422
Semiconductors & Semiconductor Equipment - 9.9%
Astera Labs Inc (b)	9,640	575,219
NVIDIA Corp	4,999,994	541,899,350
SiTime Corp (b)	94,490	14,444,686
		556,919,255
Software - 7.2%
Appfolio Inc Class A (b)	12,700	2,792,730
Asapp Inc warrants 8/28/2028 (b)(e)(g)	1,014,955	1,106,301
Docusign Inc (b)(f)	253,500	20,634,900
HubSpot Inc (b)	98,457	56,247,500
Microsoft Corp	763,100	286,460,109
Monday.com Ltd (b)	60,400	14,686,864
Nutanix Inc Class A (b)	143,196	9,996,513
OpenAI Global LLC rights (b)(e)(g)	3,433,000	5,012,180
SailPoint Inc (f)	34,800	652,500
Zeta Global Holdings Corp Class A (b)(f)	606,206	8,220,153
		405,809,750
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	1,225,244	272,163,450
TOTAL INFORMATION TECHNOLOGY		1,272,757,877

Materials - 1.6%
Construction Materials - 0.4%
Eagle Materials Inc	11,529	2,558,631
Martin Marietta Materials Inc	47,545	22,732,691
		25,291,322
Containers & Packaging - 0.7%
International Paper Co	726,866	38,778,301
Metals & Mining - 0.5%
Carpenter Technology Corp	155,400	28,155,372
TOTAL MATERIALS		92,224,995

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Zillow Group Inc Class A (b)	98,600	6,592,395
Zillow Group Inc Class C (b)(f)	591,060	40,523,074
		47,115,469
TOTAL UNITED STATES		4,757,847,007
TOTAL COMMON STOCKS (Cost $4,251,679,423)		5,519,214,984

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(g)(h) (Cost $809,600)	809,600	791,708

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(e)(g)	423	548,200
Canva Inc Series A2 (b)(e)(g)	77	99,790

TOTAL AUSTRALIA		647,990
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(e)(g)	30,000	379,200
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(e)(g)	75,700	196,063
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (e)(g)	114,642	4,692,297
Information Technology - 0.2%
Software - 0.2%
Asapp Inc Series C (b)(e)(g)	250,763	426,297
Asapp Inc Series D (b)(e)(g)	1,768,998	2,494,287
xAI Corp Series C (e)(g)	204,100	6,153,615
		9,074,199
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(e)(g)	50,974	658,074
Illuminated Holdings Inc Series C3 (b)(e)(g)	63,718	822,600
Illuminated Holdings Inc Series C4 (b)(e)(g)	18,303	236,292
Illuminated Holdings Inc Series C5 (b)(e)(g)	36,887	476,211
		2,193,177
TOTAL UNITED STATES		16,534,936
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,068,019)		17,182,926

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(g)(h) (Cost $1,098,800)	1,098,800	1,266,807

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	94,325,289	94,344,155
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	57,704,810	57,710,580
TOTAL MONEY MARKET FUNDS (Cost $152,054,735)			152,054,735

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $4,427,710,577)	5,690,511,160
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(53,015,609)
NET ASSETS - 100.0%	5,637,495,551

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,580,551 or 0.6% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $35,580,551 or 0.6% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security is on loan at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,795,607 or 0.5% of net assets.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $605,904.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	382,824

Anduril Industries Inc Series F	8/07/24	2,491,927

Asapp Inc Series C	4/30/21	1,654,309

Asapp Inc Series D	8/29/23	6,830,986

Asapp Inc warrants 8/28/2028	8/29/23	1

Blu Homes Inc	5/21/20	5,743

Canva Inc Series A	9/22/23	451,198

Canva Inc Series A2	9/22/23	82,133

ElevateBio LLC Series C	3/09/21	317,562

Epic Games Inc	3/29/21	1,985,940

Illuminated Holdings Inc 15%	6/14/23	809,600

Illuminated Holdings Inc 15%	9/27/23	1,098,800

Illuminated Holdings Inc Series C2	7/07/20	1,274,350

Illuminated Holdings Inc Series C3	7/07/20	1,911,540

Illuminated Holdings Inc Series C4	1/08/21	658,908

Illuminated Holdings Inc Series C5	6/16/21	1,593,518

OpenAI Global LLC rights	9/30/24	3,433,000

xAI Corp Series C	11/22/24	4,418,765

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,419,537	1,953,520,638	1,899,596,020	2,941,199	-	-	94,344,155	94,325,289	0.2%
Fidelity Securities Lending Cash Central Fund	54,951,080	439,000,117	436,240,617	70,427	-	-	57,710,580	57,704,810	0.2%
Total	95,370,617	2,392,520,755	2,335,836,637	3,011,626	-	-	152,054,735

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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